united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Spectrum Low Volatility Fund

Semi-Annual Report
March 31, 2015

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Spectrum Low Volatility Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc. Member FINRA

Spectrum Low Volatility Fund
Portfolio Review (Unaudited)
March 31, 2015

The Fund’s performance figures* for the period ended March 31, 2015, as compared to its benchmark:

	Six Months	One Year	Since Inception **
Spectrum Low Volatility Fund - Investor Class	2.78%	3.54%	3.68%
S&P 500 Total Return Index ***	5.93%	12.73%	14.34%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2015 is 2.66% for the Investor Class. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is December 16, 2013.

***	The S&P 500 Total Return is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2015

Holdings by type of Investment:	% of Net Assets *
Debt Funds	33.1%
Money Market Fund	54.1%
Other Assets Less Liabilities	12.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

*  The portfolio composition detailed above does not include derivative exposure.

1

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited)
March 31, 2015

Shares		Value
	MUTUAL FUNDS - 33.1%
	DEBT FUNDS - 33.1%
153,291	Diamond Hill Strategic Income Fund - Class I	$1,700,000
16,315	OnTrack Core Fund +	844,453
277,888	Semper MBS Total Return Fund - Institutional Class	3,067,880
	TOTAL MUTUAL FUNDS (Cost - $5,642,194)	5,612,333

	SHORT-TERM INVESTMENT - 54.1%
	MONEY MARKET FUND - 54.1%
9,171,255	Fidelity Institutional Money Market Funds - 0.10% *	9,171,255
	(Cost - $9,171,255)

	TOTAL INVESTMENTS - 87.2% (Cost - $14,813,449) (a)	$14,783,588
	OTHER ASSETS LESS LIABILITIES - 12.8%	2,166,664
	NET ASSETS - 100.0%	$16,950,252

+	Affiliated company

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,813,449 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(29,861)
Net Unrealized Depreciation:	$(29,861)

FUTURES CONTRACTS

Open Long Futures Contracts

No. of				Notional Value at	Unrealized
Contracts	Issue	Exchange	Expiration	March 31, 2015	Appreciation
17	Dollar Index Future	ICE Futures	June-15	$1,677,237	$34,962
NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS					$34,962

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at 3/31/15	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
307,617	Blackrock Secured CR Port	$3,150,000	1-Mth USD_LIBOR plus 30 bp	5/21/2017	Barclays	$11,088
180,965	Guggenheim Floating Rate Strategies I	4,725,000	3-Mth USD_LIBOR plus 100 bp	5/21/2017	Barclays	30,748
153,734	Nuveen Symphony Floating I	3,150,000	3-Mth USD_LIBOR plus 100 bp	5/21/2017	Barclays	22,012
782,953	PIMCO High Yield	7,900,000	3-Mth USD_LIBOR plus 100 bp	8/11/2015	Barclays	43,646
Total		$18,925,000				$107,494

CREDIT DEFAULT SWAP
						Upfront
		Notional	Interest			Premiums	Unrealized
Number of		Amount at	Rate	Termination		Paid	Appreciation/
Shares	Reference Entity	3/31/2015	Payable (1)	Date	Counterparty	(Received)	(Depreciation)
2,500	CDX HY 23 CDSI	$2,500,000	500 bps	12/19/2019	CS	194,232	$9,966
Total	(Sell Protection)	$2,500,000					$9,966

CS Credit Suisse Capital, LLC.

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

2

Spectrum Low Volatility Fund
Statement of Assets and Liabilities (Unaudited)
March 31, 2015

ASSETS
Investment securities:
Affiliated investments at cost	$850,000
Unaffiliated investments at cost	13,963,449
Total investments at cost	$14,813,449
Affiliated investments at value	$844,453
Unaffiliated investments at value	13,939,135
Total Investments at value	$14,783,588
Segregated cash- Collateral for swaps	3,330,000
Receivable for swaps closed	64,906
Unrealized appreciation on swaps	117,460
Unrealized appreciation on futures	34,962
Deposit for futures	180,186
Deposit for swaps	187,228
Dividends and interest receivable	12,783
Prepaid expenses	3,920
TOTAL ASSETS	18,715,033

LIABILITIES
Payable for investments purchased	1,700,000
Payable for swap purchased	26,876
Shareholder service fees payable	2,170
Investment advisory fees payable	30,671
Accrued expenses and other liabilities	5,064
TOTAL LIABILITIES	1,764,781
NET ASSETS	$16,950,252

NET ASSET VALUE
Investor Class ($16,949,819/833,411 shares of beneficial interest outstanding)	$20.34

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$16,617,674
Accumulated net investment loss	(59,779)
Accumulated net realized gain from security transactions, swaps, and future transactions	269,796
Net unrealized appreciation (depreciation):
Investments	(29,861)
Swaps	117,460
Future Contracts	34,962
NET ASSETS	$16,950,252

See accompanying notes to financial statements.

3

Spectrum Low Volatility Fund
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2015

INVESTMENT INCOME
Dividends	$166,349
Interest	1,511
TOTAL INVESTMENT INCOME	167,860

EXPENSES
Investment advisory fees	170,483
Administration fees	27,753
Shareholder service fees	11,894
TOTAL EXPENSES	210,130

Less: Fees waived by Ceros	(22,000)
Less: Fees waived by Advisor	(433)
NET EXPENSES	187,697

NET INVESTMENT LOSS	(19,837)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Investments:
Affiliated Investments	(3,503)
Unaffiliated Investments	61,176
Swaps	176,163
Futures Contracts	35,987
TOTAL NET REALIZED GAIN	269,823

Net change in unrealized appreciation (depreciation) on:
Investments:
Affiliated Investments	(5,547)
Unaffiliated Investments	(7,704)
Swaps	158,340
Future Contracts	34,962
TOTAL NET CHANGE IN UNREALIZED APPRECIATION	180,051

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	449,874

NET INCREASE IN NET ASSETS FROM OPERATIONS	$430,037

See accompanying notes to financial statements.

4

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2015	September 30, 2014 *
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(19,837)	$107,068
Net realized gain from security transactions, swaps, and futures contracts	269,823	378,758
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	180,051	(57,490)
Net increase in net assets resulting from operations	430,037	428,336

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Investor Class	(38,563)	—
From net investment income:
Investor Class	(80,822)	(413,770)
Net decrese in net assets from distributions to shareholders	(119,385)	(413,770)

FROM SHARES OF BENEFICIAL INTEREST
Investor Class
Proceeds from shares sold	1,447,207	29,410,838
Net asset value of shares issued in reinvestment of distributions	113,963	408,805
Payments for shares redeemed	(727,734)	(14,028,045)
Net increase in net assets from shares of beneficial interest	833,436	15,791,598

TOTAL INCREASE IN NET ASSETS	1,144,088	15,806,164

NET ASSETS
Beginning of Period	15,806,164	—
End of Period +	$16,950,252	$15,806,164

+ Includes accumulated net investment income (loss) of:	$(59,779)	$40,880

SHARE ACTIVITY
Investor Class
Shares Sold	71,346	1,464,679
Shares Reinvested	5,727	20,282
Shares Redeemed	(36,347)	(692,276)
Net increase in shares of beneficial interest outstanding	40,726	792,685

*	The Fund commenced operations on December 16, 2013

See accompanying notes to financial statements.

5

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2015	September 30, 2014 *
	(Unaudited)

Net asset value, beginning of period	$19.94	$20.00

Activity from investment operations:
Net investment income (loss) (1)	(0.03)	0.11
Net realized and unrealized gain on investments, swaps and future contracts	0.85	0.28
Total from investment operations	0.82	0.39

Less distributions from:
Net investment income	(0.37)	(0.45)
Net realized gains	(0.05)	—
Total distributions	(0.42)	(0.45)

Net asset value, end of period	$20.34	$19.94

Total return (2,3)	2.78%	1.93%

Net assets, end of period (000s)	$16,950	$15,806

Ratio of expenses to average net assets (4,5)	2.65%	2.65%

Ratio of net investment income to average net assets (4,5,6)	(0.25)%	0.70%

Portfolio Turnover Rate (3)	371%	455%

*	The Fund commenced operations on December 16, 2013

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

6

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited)

March 31, 2015

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Fund”) is a diversified series of Advisor Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices. The Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Fund commenced operations on December 16, 2013.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market

7

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2015 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,612,333	$—	$—	$5,612,333
Short-term Investment	9,171,255	—	—	9,171,255
Total	$14,783,588	$—	$—	$14,783,588
Derivatives:
Futures Contracts	$34,962			$34,962
Swaps	$—	$117,460	$—	$117,460

*	Refer to the Portfolio of Investments for sector classifications.

The Fund did not hold any Level 3 securities during the current period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year (2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may

9

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $28,998,053 and $28,012,074, respectively.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Swap Contracts - The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective. The Fund has entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the adviser or sub-adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of

10

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments and Statements of Assets and Liabilities of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The Fund has purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Fund’s policy is to recognize a net asset or liability equal to the unrealized swap and future contracts. During the six months ended March 31, 2015, the Fund is subject to a master netting arrangement for the swap and future contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2015.

11

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

				Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets	the Statement of	Financial	Cash Collateral	Asset Net
Description	Recognized Assets	& Liabilities	Assets & Liabilities	Instruments	Received	Amount
Swap Contracts	$117,460	$—	$117,460	$—	$(117,460)	$—
Future Contracts	34,962	—	34,962	—	(34,962)	—
Total	$152,422	$—	$152,422	$—	$(152,422)	$—

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2015:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swaps	Net Unrealized appreciation on swap contracts
Credit Default Swaps	Net Unrealized appreciation on swap contracts
Futures Contracts	Unrealized appreciation on futures contracts

The following table sets forth the fair value of the Fund’s derivative contracts as of March 31, 2015:

Asset Derivatives Investment Value
			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2015
Total Return Swaps	$107,494	$—	$107,494
Credit Default Swaps	9,966	—	9,966
Futures Contracts *	—	34,962	34,962
Total	$117,460	$34,962	$152,422

*	Represents cumulative appreciation/(depreciation) on futures contracts as reported in the Portfolio of Investments.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from swaps
Net realized gain (loss) from futures
Net realized gain (loss) from forward foreign currency exchange contracts
Net unrealized appreciation (depreciation) on swaps
Net unrealized appreciation (depreciation) on futures
12

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

The following is a summary of the Fund’s realized gain/(loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2015:

Realized gain/(loss) on derivatives recognized in the Statement of Operations

			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2015
Swaps	$176,163	$—	$176,163
Futures	—	35,987	35,987
Total	$176,163	$35,987	$212,150

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2015
Swaps	$158,340	$—	$158,340
Futures	—	34,962	34,962

The notional value of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Fund invests in derivative instruments (the “Product”) issued for the Fund by CS and Barclays Bank (“Barclays”). If CS and Barclays become insolvent, CS and Barclays may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse or Barclays financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

13

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Advisors Preferred, LLC (“Adviser”), serves as investment adviser to the Fund. The Adviser has engaged Spectrum Financial, Inc. (the “Sub-Adviser”) to serve as the sub-adviser to the Fund.

Pursuant to an advisory agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser computed and accrued daily and paid monthly at an annual rate of 2.15% of the Fund’s average daily net assets. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor received $170,483 in advisory fees. The Advisor has voluntary waived a portion of the advisory fee that relates to any holding in affiliated investments, see note 6. The reduction in Advisor fees, pursuant to the voluntary waiver amounted to $433. The waiver is voluntary, not contractual and may be terminated at any time.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. These expenses are the responsibility of GFS.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. These expenses are the responsibility of GFS, pursuant to an administrative services agreement with the Trust.

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”). The Servicing Plan provide that a monthly distribution and service fee is calculated by the Fund at an annual rate of up to 0.25% (currently set at 0.15%), of its average daily net assets attributable to the Investor Class and is paid to Ceros Financial Services (the “Distributor”) to provide compensation for ongoing shareholder servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. The Servicing Plan is a compensation plan, which means that compensation is provided regardless of expenses incurred. During the six months ended March 31, 2015, for shareholder service expense, the Investor Class paid $11,894 which was paid out to brokers and dealers. The Distributor is an affiliate of the Adviser. Ceros waived and reimbursed fees for the current period of $22,000.

During the six months ended March 31, 2015, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf the Fund and received $291 in trade commissions.

Each Trustee who is not an “interested person” of the Trust or Adviser is compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates. Trustee fees are not borne by the Fund, but by GFS.

14

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

6.	AFFILIATED INVESTMENTS

Investments in other investment companies advised by the Advisor are defined as “affiliated”. Transactions in affiliates for the six months ended March 31, 2015 were as follows:

Affiliated Investments	OnTrack Core Fund

Market value at beginning of period September 30, 2014:	$—

Cost of purchases during the year	$1,650,000
Proceeds from sales during the year	(800,000)
Net realized loss during the year	(5,547)
Capital gain distribution	—
Market value at end of year August 31, 2014:	$844,453

Dividend income earned during the year	$—

Shares at beginning of year	—
Shares purchased during the year	31,544
Share sold during the year	(15,229)

Shares at end of year	16,315

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following fiscal year was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2015	March 31, 2014
Ordinary Income		$413,770
Long-Term Capital Gain		—
Return of Capital		—
$413,770

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Unrealized	Total
Ordinary	Appreciation/	Accumulated
Income	(Depreciation)	Earnings/(Deficits)
$38,536	$(16,610)	$21,926

The difference between book basis and tax basis accumulated net investment loss and unrealized depreciation from security transactions is primarily attributable to mark-to-market on swap contracts.

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions and swap gains (losses), and adjustments for non-deductible expenses, resulted in reclassification for the six months ended March 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(7,360)	$347,582	$(340,222)
15

Spectrum Low Volatility Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Fund (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Adviser or Sub-Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Fidelity. The financial statements of Fidelity, including the portfolio of investments, can be found at www.fidelity.com, or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2015 the percentage of the Fund’s net assets invested in Fidelity was 54.1%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

16

Spectrum Low Volatility Fund

Expense Example (Unaudited)

March 31, 2015

As a shareholder of Spectrum Low Volatility Fund (the “Fund”), you incur ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	10/1/2014	3/31/2015	10/1/14-3/31/15
Spectrum Low Volatility Fund	2.65%	$1,000.00	$1,027.80	$13.40

Table 2
Hypothetical	Annualized	Beginning	Ending	Expenses Paid During
(5% return before expenses)	Expense	Account	Account	Period *
	Ratio	10/1/2014	3/31/2015	10/1/14-3/31/15
Spectrum Low Volatility Fund	2.65%	$1,000.00	$1,011.72	$13.29

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the numbers of days in the fiscal year (365).
17

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred, LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
2940 N. Lynnhaven Rd. Suite 200
Virginia Beach, VA 23452

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, Chief Executive Officer

Date 5/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, Chief Executive Officer

Date 5/26/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Chief Financial Officer

Date 5/26/15